C20 Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Capital Objectives-related Information

Capital objectives-related information, SEK billion

	2017		2016
Capital	100		140
Equity ratio	38%		50%
Cash conversion	–58	%1)	175%
Positive net cash	34.7		31.2
Post-employment benefits	25.0		23.7

Credit rating
Moody’s	Ba2, negative		Baa3, negative
Standard & Poor’s	BB+, stable		BBB, negative

1)	Impacted by a negative result.

Summary of Net Exposure for Largest Currencies Impact on Sales

The table below presents the net exposure for the largest currencies impact on sales and also net transaction exposure of these currencies on profitability.

Currency exposure, SEK billion

Exposure currency	Sales translation exposure	Sales transaction exposure	Sales net exposure	Incurred cost transaction exposure 1)	Net transaction exposure
USD	52.4	37.2	89.6	–15.3	21.9
EUR	24.6	13.2	37.8	–8.4	4.8
CNY	13.1	–0.2	12.9	–6.2	–6.4
INR	9.4	0.0	9.4	–1.6	–1.6
JPY	7.1	0.0	7.1	4.6	4.6
AUD	7.1	–0.3	6.8	3.3	3.0
BRL	5.7	0.0	5.7	0.7	0.7
SAR	5.1	0.1	5.2	2.3	2.4
GBP	5.6	–0.9	4.7	0.8	–0.1

1)	Transactions in foreign currency – internal sales, internal purchases, external purchases.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million

	<3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	0	0	–3	–4	–1	–8
Interest-bearing liabilities	0	0	0	6	3	9
Derivatives	0	1	0	–4	–1	–4

Total	0	1	–3	–2	1	–3

Disclosure of Detailed Information about Currency Derivatives

Outstanding derivatives

Outstanding derivatives 1)

	2017		2016
Fair value	Asset	Liability	Asset		Liability
Currency derivatives
Maturity within 3 months	130	542	351		193
Maturity between 3 and 12 months	215	147	262		137
Maturity between 1 and 3 years	25	—	—		—
Maturity between 3 and 5 years	754	—	—		—

Total	1,125	689	613		330

Interest rate derivatives
Maturity within 3 months	10	35	—		—
Maturity between 3 and 12 months	1	—	239		82
Maturity between 1 and 3 years	34	105	191		205
Maturity between 3 and 5 years	83	54	—		6
Maturity of more than 5 years	39	43	65		116

Total	168	237	495	2)	409
Of which designated in fair value hedge relations	44	—	120		—

1)	Some of the derivatives hedging non-current liabilities are recognized in the balance sheet as non-current derivatives due to hedge accounting.
2)	Of which SEK 86 (0) million is reported as non-current assets.

Summary of Cash, Cash Equivalents and Interest-bearing Securities

Cash, cash equivalents and interest-bearing securities

	Remaining time to maturity
SEK billion	< 3 months	3–12 months	1–5 years	>5 years	Total
Banks	26.4	0.2	0.2	0.1	26.9
Type of issuer/counterpart
Governments	9.5	1.0	11.5	0.8	22.8
Corporates	0.3	0.0	0.0	0.0	0.3
Mortgage institutes	0.2	0.0	16.7	0.8	17.7
2017	36.4	1.2	28.4	1.7	67.7
2016	37.0	1.3	19.3	0.3	57.9

Summary of Funding Programs

Funding programs1)

	Amount		Utilized	Unutilized
Euro Medium-Term Note program (USD million)	5,000		1,519	3,481
SEC Registered program (USD million)	[2]	)	1,000	—

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Financial Instruments, Book Value

Financial instruments, book value

SEK billion	Customer finance	Trade receivables	Interest- bearing securities	Cash equiva- lents	Borrowings	Trade payables	Other financial assets	Other current receivables	Other current liabilities	2017	2016
Note	C14	C14	C12	C25	C19	C22	C12	C15	C21
Assets at fair value through profit or loss			6.1	14.3			0.9	1.2	–0.9	21.6	23.5
Loans and receivables	3.9	63.2	0.3	3.2			5.0			75.6	78.9
Available-for-sale			25.4				1.3			26.7	8.8
Financial liabilities at amortized cost					–33.0	–26.3				–59.3	–52.0

Total	3.9	63.2	31.8	17.5	–33.0	–26.3	7.2	1.2	–0.9	64.6	59.2